Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Financial assets	$ 13
Financial liabilities		$ 87
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial assets
Financial liabilities
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial assets	13
Financial liabilities		87
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial assets
Financial liabilities
Derivative liabilities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial liabilities
Derivative liabilities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial liabilities		87
Derivative liabilities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial liabilities
Derivative asset [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial assets
Derivative asset [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial assets	13
Derivative asset [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial assets
Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial assets	13
Financial liabilities		87
Fair Value [Member] | Derivative liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial liabilities		$ 87
Fair Value [Member] | Derivative asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial assets	$ 13